Basis of Presentation and Summary of Significant Accounting Policies - Oil, Natural Gas and NGL Transportation and Other Expenses Restated Table (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Summary of Significant Accounting Policies [Table] [Line Items]
Oil, natural gas and NGL	$ 474	$ 517
Severance and ad valorem taxes	189	134
Previously reported
Summary of Significant Accounting Policies [Table] [Line Items]
Oil, natural gas and NGL	539	562
Severance and ad valorem taxes	124	89
Restatement adjustment
Summary of Significant Accounting Policies [Table] [Line Items]
Oil, natural gas and NGL	(65)	(45)
Severance and ad valorem taxes	$ 65	$ 45